DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2025
Schedule Of Deposits
SCHEDULE OF DEPOSITS

Deposits consist of the followings:

	As of June 30,
	2025	2024
Details
Rental	$285,367	$385,726
Utilities	4,905	6,672
Others	2,486	3,516
	$293,758	$395,914

Current	$144,360	$205,999
Non-Current	149,398	189,915
	$293,758	$395,914